Tax Payable - Schedule of Tax Payable (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Tax Payable [Abstract]
Corporate tax payable	$ 870,790	$ 858,376
VAT payable	29,423	958,995
Other tax payable (receivable)	(113,361)	(10,451)
Tax Payable	$ 786,852	$ 1,806,920